Consolidated Statements of Changes in Stockholders' Equity (Parenthetical)	12 Months Ended
May 31, 2018 shares
Statement of Stockholders' Equity [Abstract]
Sale of units, net of underwriting discount and offering expenses, number of units sold	5,200,000
Sale of private units, number of units sold	261,500